Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Grant Activity
A summary of share grant activity under the Share Grant Plans during years ended December 31, 2017 and 2016 is presented below:

Year ended December 31, 2017	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	5,239,678	20.50
Vested and issued[1]	(369,266)	—
Forfeited	(132,629)	20.50
Share grants outstanding - ending	4,737,783	20.50

[1]	On April 1, 2017, Hydro One LImited issued from treasury 369,266 common shares to eligible Hydro One employees in accordance with provisions of the PWU Share Grant Plan.

Year ended December 31, 2016	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding – beginning	5,319,370	$20.50
Forfeited[1]	(79,692)	$20.50
Share grants outstanding – ending	5,239,678	$20.50
[1] Includes shares forfeited as well as shares transferred corresponding to transfer of employees from an affiliate company.

Summary of Number of DSUs
During the years ended December 31, 2017 and 2016, the Company granted awards under the Directors' DSU Plan, as follows:

Year ended December 31 (number of DSUs)	2017	2016
DSUs outstanding – beginning	99,083	20,525
DSUs granted	88,007	78,558
DSUs outstanding – ending	187,090	99,083
During the years ended December 31, 2017 and 2016, the Company granted awards under the Management DSU Plan, as follows:

Year ended December 31 (number of DSUs)	2017	2016
DSUs outstanding - beginning	—	—
Granted	64,828	—
Paid	(1,068)	—
DSUs outstanding - ending	63,760	—

Summary of Number of PSUs and RSUs
During 2017 and 2016, Hydro One Limited granted awards under its LTIP as follows:

	PSUs		RSUs
Year ended December 31 (number of units)	2017	2016	2017	2016
Units outstanding – beginning	228,890	—	252,440	—
Units granted	300,090	233,710	239,280	257,260
Units vested	(609)	—	(14,079)	—
Units forfeited	(103,251)	(4,820)	(89,501)	(4,820)
Units outstanding – ending	425,120	228,890	388,140	252,440